The Nature of Expenses - Schedule of Employee Benefits Expenses (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information Of Employees Benefits Expenses [line items]
Salaries and wages		$ 30,824,887	$ 34,933,925	$ 37,818,321
Labor and health insurances		1,917,244	2,009,652	1,967,688
Retirement benefits		1,776,638	1,967,557	1,917,136
Other employee benefits		3,635,371	3,839,988	3,197,324
Employee benefits expense		38,154,140	42,751,122	44,900,469
Cost Of Sales [Member]
Disclosure Of Detailed Information Of Employees Benefits Expenses [line items]
Employee benefits expense		29,453,257	33,455,273	34,703,579
Operating Expenses [Member]
Disclosure Of Detailed Information Of Employees Benefits Expenses [line items]
Employee benefits expense	[1]	$ 8,700,883	$ 9,295,849	$ 10,196,890

[1]	(i) Operating expenses are inclusive of selling and distribution expenses, general and administrative expenses and research and development expenses.